First Quarter Report
October 31, 2023 (Unaudited)
Columbia Global Opportunities Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Global Opportunities Fund, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 60.4%
Issuer	Shares	Value ($)
Australia 0.7%
Ansell Ltd.	18,399	248,585
Northern Star Resources Ltd.	117,390	859,622
Paladin Energy Ltd.(a)	494,473	297,973
Santos Ltd.	154,004	751,456
Total		2,157,636
Austria 0.1%
Kontron AG	13,636	274,853
Brazil 0.9%
B3 SA - Brasil Bolsa Balcao	56,782	125,575
Banco BTG Pactual SA	37,178	219,156
Banco do Brasil SA	11,716	112,402
Itaú Unibanco Holding SA, ADR	64,358	341,741
JBS S/A	51,876	206,506
Localiza Rent a Car SA	32,097	324,615
MercadoLibre, Inc.(a)	331	410,685
Petroleo Brasileiro SA, ADR	20,517	307,755
PRIO SA(a)	38,684	364,838
Sendas Distribuidora S/A	71,445	154,460
TOTVS SA	26,340	132,281
WEG SA	32,325	211,130
Total		2,911,144
Canada 0.9%
Cameco Corp.	17,570	718,789
Gildan Activewear, Inc.	10,786	306,430
Nutrien Ltd.	2,548	136,828
Pan American Silver Corp.	16,437	240,144
Parex Resources, Inc.	13,923	266,864
RB Global, Inc.	3,554	232,431
Vermilion Energy, Inc.	20,916	301,609
Whitecap Resources, Inc.	92,761	716,402
Total		2,919,497
Common Stocks (continued)
Issuer	Shares	Value ($)
China 2.3%
Alibaba Group Holding Ltd.(a)	37,600	387,095
Baidu, Inc. Class A(a)	44,550	584,888
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A	28,000	95,319
BYD Co., Ltd., Class H	9,000	273,691
China Resources Land Ltd.	60,000	224,586
China Tourism Group Duty Free Corp., Ltd., Class A	9,300	120,283
Eastroc Beverage Group Co., Ltd., Class A	15,500	406,956
Full Truck Alliance Co., Ltd., ADR(a)	23,851	156,701
Kingdee International Software Group Co., Ltd.(a)	66,885	88,748
Kweichow Moutai Co., Ltd., Class A	1,300	299,395
Meituan, Class B(a)	38,250	542,194
Midea Group Co., Ltd., Class A	18,500	133,830
NetEase, Inc.	30,905	661,415
PDD Holdings, Inc., ADR(a)	6,418	650,914
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	4,300	168,065
Shenzhou International Group Holdings Ltd.	13,400	131,621
Songcheng Performance Development Co., Ltd., Class A	70,400	105,717
Sungrow Power Supply Co., Ltd., Class A	14,300	164,788
Tencent Holdings Ltd.	35,100	1,299,007
Trip.com Group Ltd., ADR(a)	8,755	297,670
WuXi Biologics Cayman, Inc.(a)	31,500	195,859
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	76,100	278,517
Total		7,267,259
Denmark 0.3%
Novo Nordisk A/S	9,854	950,677
Finland 0.3%
UPM-Kymmene OYJ	24,480	824,387
France 1.0%
AXA SA	21,152	626,743
DBV Technologies SA, ADR(a)	8,352	8,436
Eiffage SA	9,131	828,643
Sanofi SA	12,447	1,130,265
TotalEnergies SE	7,228	483,246
Total		3,077,333
2	Columbia Global Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Germany 0.3%
Duerr AG	9,396	193,328
E.ON SE	36,264	431,474
KION Group AG	7,186	220,481
Total		845,283
Greece 0.3%
Eurobank Ergasias Services and Holdings SA(a)	122,683	200,528
JUMBO SA	11,271	296,476
Mytilineos SA	3,691	136,613
National Bank of Greece SA(a)	59,246	339,323
Total		972,940
Hong Kong 0.4%
AIA Group Ltd.	39,000	338,669
Samsonite International SA(a)	42,600	131,937
Sands China Ltd.(a)	126,400	340,275
Techtronic Industries Co., Ltd.	17,000	155,202
WH Group Ltd.	382,546	228,469
Total		1,194,552
India 1.4%
APL Apollo Tubes Ltd.	8,950	168,306
AU Small Finance Bank Ltd.	25,283	203,208
Cholamandalam Investment and Finance Co., Ltd.	23,064	315,186
HDFC Bank Ltd., ADR	11,065	625,726
ICICI Bank Ltd., ADR	43,720	970,147
IndusInd Bank Ltd.	44,854	777,030
Larsen & Toubro Ltd.	18,994	668,416
Max Healthcare Institute Ltd.	33,705	232,267
Polycab India Ltd.	3,213	189,872
Reliance Industries Ltd.	6,655	182,998
Varun Beverages Ltd.	7,732	84,393
WNS Holdings Ltd., ADR(a)	3,171	172,249
Total		4,589,798
Indonesia 0.4%
PT Bank Central Asia Tbk	1,103,900	608,161
PT Bank Rakyat Indonesia Persero Tbk	2,208,842	690,670
Total		1,298,831
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.4%
Amarin Corp. PLC, ADR(a)	6,054	4,214
Bank of Ireland Group PLC	38,419	344,300
Flutter Entertainment PLC(a)	5,058	794,396
Total		1,142,910
Israel 0.5%
Bank Hapoalim BM	65,801	470,671
Check Point Software Technologies Ltd.(a)	7,387	991,705
Total		1,462,376
Japan 3.6%
Amano Corp.	15,700	320,693
BayCurrent Consulting, Inc.	15,100	379,112
Denso Corp.	21,600	318,953
Hitachi Ltd.	5,000	316,933
ITOCHU Corp.	28,000	1,008,589
JustSystems Corp.	5,600	99,795
Kinden Corp.	16,900	255,992
Macnica Fuji Electronics Holdings, Inc.	14,400	585,064
MatsukiyoCocokara & Co.	46,500	815,693
Mebuki Financial Group, Inc.	117,600	356,000
MEITEC Group Holdings, Inc.	9,100	160,161
Mitsubishi UFJ Financial Group, Inc.	119,100	999,147
ORIX Corp.	39,000	709,268
Otsuka Corp.	10,800	433,022
Round One Corp.	127,300	461,783
Sankyo Co., Ltd.	15,400	639,991
Shimamura Co., Ltd.	5,100	503,318
Ship Healthcare Holdings, Inc.	29,200	450,822
Suntory Beverage & Food Ltd.	11,200	337,042
Takeda Pharmaceutical Co., Ltd.	32,951	894,447
Takuma Co., Ltd.	18,800	182,391
TOPPAN Holdings, Inc.	30,900	712,674
USS Co., Ltd.	29,000	506,888
ValueCommerce Co., Ltd.	4,300	35,745
Total		11,483,523
Jersey 0.0%
Clarivate PLC(a)	25,192	160,725

Columbia Global Opportunities Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Kazakhstan 0.0%
Kaspi.KZ JSC, GDR, Registered Shares(b)	1,404	126,922
Mexico 0.4%
Arca Continental SAB de CV	23,182	208,020
Banco del Bajio SA	23,013	70,064
Grupo Aeroportuario del Pacifico SAB de CV	8,411	98,199
Grupo Financiero Banorte SAB de CV, Class O	60,275	488,278
Wal-Mart de Mexico SAB de CV, Class V	89,732	321,520
Total		1,186,081
Netherlands 1.7%
Adyen NV(a)	365	246,187
ASR Nederland NV	21,944	818,916
Heineken NV	7,135	641,033
ING Groep NV	71,795	920,450
Koninklijke Ahold Delhaize NV	31,215	924,332
Prosus NV	25,721	719,303
Shell PLC	39,549	1,274,540
Total		5,544,761
Norway 0.2%
SalMar ASA	8,029	380,694
Yara International ASA	4,003	130,986
Total		511,680
Philippines 0.1%
BDO Unibank, Inc.	149,180	335,800
Poland 0.1%
Dino Polska SA(a)	3,287	311,461
Russian Federation 0.0%
Detsky Mir PJSC(a),(c),(d),(e)	290,936	—
Fix Price Group PLC, GDR(a),(b),(c),(d),(e)	95,918	142,438
Lukoil PJSC(c),(d),(e),(f)	2,750	—
Total		142,438
Saudi Arabia 0.0%
Nahdi Medical Co.	2,879	108,856
Singapore 0.4%
DBS Group Holdings Ltd.	28,300	679,860
Venture Corp., Ltd.	57,600	491,808
Total		1,171,668
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 0.2%
Absa Group Ltd.	23,530	214,703
Capitec Bank Holdings Ltd.	2,185	194,147
Impala Platinum Holdings Ltd.	20,200	84,145
Shoprite Holdings Ltd.	14,683	188,155
Total		681,150
South Korea 1.3%
Coupang, Inc.(a)	14,601	248,217
Hyundai Home Shopping Network Corp.	3,632	111,596
Samsung Biologics Co., Ltd.(a)	232	121,964
Samsung Electro-Mechanics Co., Ltd.	3,365	311,132
Samsung Electronics Co., Ltd.	45,190	2,249,327
SK Hynix, Inc.	7,133	619,445
Youngone Corp.	11,710	470,736
Total		4,132,417
Sweden 0.0%
Stillfront Group AB(a)	63,066	65,284
Switzerland 0.5%
Landis+Gyr Group AG(a)	5,179	384,240
Nestlé SA, Registered Shares	4,443	479,128
Novartis AG, Registered Shares	2,748	257,266
UBS AG	13,459	316,239
Total		1,436,873
Taiwan 1.3%
ASPEED Technology, Inc.	4,000	319,671
Chroma ATE, Inc.	16,000	108,122
Delta Electronics, Inc.	10,000	90,119
eMemory Technology, Inc.	2,000	125,303
Fubon Financial Holding Co., Ltd.	315,332	586,390
MediaTek, Inc.	7,000	182,695
Parade Technologies Ltd.	26,000	852,459
Taiwan Semiconductor Manufacturing Co., Ltd.	112,530	1,837,898
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,229	192,385
Total		4,295,042

4	Columbia Global Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 2.0%
AstraZeneca PLC, ADR	24,367	1,540,725
British American Tobacco PLC	31,173	931,214
Crest Nicholson Holdings PLC	40,035	77,857
DCC PLC	13,362	742,313
Intermediate Capital Group PLC	13,805	219,790
JD Sports Fashion PLC	360,013	559,761
John Wood Group PLC(a)	42,208	73,095
Just Group PLC	182,395	167,599
Liberty Global PLC, Class C(a)	39,160	664,154
TP Icap Group PLC	291,285	557,739
Vodafone Group PLC	925,109	851,599
Total		6,385,846
United States 38.4%
ACADIA Pharmaceuticals, Inc.(a)	7,811	176,294
Acushnet Holdings Corp.	4,584	233,601
Adobe, Inc.(a)	3,392	1,804,748
Alphabet, Inc., Class C(a)	43,488	5,449,046
Amazon.com, Inc.(a)	36,700	4,884,403
Ameren Corp.	19,367	1,466,276
Amkor Technology, Inc.	14,997	312,837
Apple, Inc.	34,981	5,973,705
Applied Industrial Technologies, Inc.	3,479	534,061
Arcus Biosciences, Inc.(a)	6,578	103,340
Aris Water Solutions, Inc.	19,570	163,410
Ascent Resources, Class B(a),(c),(d),(e)	195,286	43,744
AT&T, Inc.	118,589	1,826,271
Avista Corp.	23,830	755,173
Axalta Coating Systems Ltd.(a)	11,604	304,373
Bank of America Corp.	58,963	1,553,085
Beacon Roofing Supply, Inc.(a)	3,837	273,079
BioMarin Pharmaceutical, Inc.(a)	7,350	598,657
Boston Properties, Inc.	7,446	398,882
Boston Scientific Corp.(a)	27,665	1,416,171
Brixmor Property Group, Inc.	20,516	426,528
Broadcom, Inc.	3,181	2,676,398
Burford Capital Ltd.	40,635	505,499
Burlington Stores, Inc.(a)	2,376	287,567
Cable One, Inc.	1,000	549,870
Common Stocks (continued)
Issuer	Shares	Value ($)
Carriage Services, Inc.	21,917	473,407
Casella Waste Systems, Inc., Class A(a)	2,815	212,392
Catalent, Inc.(a)	6,308	216,932
Chubb Ltd.	8,914	1,913,123
Cintas Corp.	2,365	1,199,339
Cirrus Logic, Inc.(a)	2,917	195,235
Cisco Systems, Inc.	37,221	1,940,331
Coca-Cola Co. (The)	33,294	1,880,778
Comcast Corp., Class A	43,839	1,810,112
CONMED Corp.	4,610	449,291
Core Laboratories, Inc.	9,624	206,146
Darling Ingredients, Inc.(a)	5,480	242,709
Diversified Energy Co. PLC	225,748	183,650
Domo, Inc., Class B(a)	26,317	214,747
Doximity, Inc., Class A(a)	7,517	153,572
DTE Energy Co.	13,539	1,304,889
Eaton Corp. PLC	6,260	1,301,517
Elevance Health, Inc.	4,242	1,909,282
Eli Lilly & Co.	4,181	2,315,981
Empire State Realty Trust, Inc., Class A	40,743	329,611
Endeavor Group Holdings, Inc., Class A	13,200	300,432
Energy Fuels, Inc.(a)	41,398	331,598
Envestnet, Inc.(a)	3,775	139,675
EOG Resources, Inc.	11,523	1,454,779
Equinix, Inc.	1,721	1,255,710
Essent Group Ltd.	6,496	306,871
Exxon Mobil Corp.	24,136	2,554,796
Figs, Inc., Class A(a)	75,708	417,151
Freeport-McMoRan, Inc.	1,509	50,974
FTI Consulting, Inc.(a)	3,073	652,275
General Dynamics Corp.	4,836	1,166,975
Global Payments, Inc.	12,765	1,355,898
Globant SA(a)	1,062	180,848
Hanover Insurance Group, Inc. (The)	2,608	305,684
Hilton Worldwide Holdings, Inc.	10,213	1,547,576
Honeywell International, Inc.	7,804	1,430,161
Houlihan Lokey, Inc., Class A	6,282	631,467
ICF International, Inc.	3,333	422,391
Impinj, Inc.(a)	1,862	120,304

Columbia Global Opportunities Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insmed, Inc.(a)	10,236	256,514
Intuitive Surgical, Inc.(a)	5,009	1,313,460
Jazz Pharmaceuticals PLC(a)	5,433	690,100
JM Smucker Co. (The)	2,649	301,562
Kontoor Brands, Inc.	13,097	608,356
Laboratory Corp. of America Holdings	6,445	1,287,260
Lam Research Corp.	2,185	1,285,261
Latham Group, Inc.(a)	58,282	133,466
Livent Corp.(a)	34,536	503,880
lululemon athletica, Inc.(a)	3,408	1,340,980
Lyft, Inc., Class A(a)	7,343	67,335
MasterCard, Inc., Class A	6,393	2,406,006
Matthews International Corp., Class A	13,069	463,165
Merck & Co., Inc.	16,845	1,729,981
Meta Platforms, Inc., Class A(a)	1,640	494,083
Microsoft Corp.	24,625	8,325,959
Moelis & Co., ADR, Class A	13,665	569,011
Mondelez International, Inc., Class A	20,371	1,348,764
Morgan Stanley	19,285	1,365,764
Morningstar, Inc.	1,831	463,682
nCino, Inc.(a)	7,741	217,522
Newpark Resources, Inc.(a)	114,369	791,433
Nkarta, Inc.(a)	10,746	21,814
nLight, Inc.(a)	10,660	88,798
NOV, Inc.	29,048	579,798
Nutanix, Inc., Class A(a)	6,371	230,566
NVIDIA Corp.	8,235	3,358,233
Palo Alto Networks, Inc.(a)	5,892	1,431,874
Parker-Hannifin Corp.	3,342	1,232,897
Primo Water Corp.	68,455	894,022
Procter & Gamble Co. (The)	14,179	2,127,275
Prologis, Inc.	12,059	1,214,944
QUALCOMM, Inc.	14,792	1,612,180
Qualys, Inc.(a)	1,818	278,063
Quanex Building Products Corp.	24,169	648,938
Quanterix Corp.(a)	12,550	272,586
Ranpak Holdings Corp.(a)	28,669	90,594
Rapid7, Inc.(a)	2,557	118,875
Realty Income Corp.	21,009	995,406
Common Stocks (continued)
Issuer	Shares	Value ($)
Republic Services, Inc.	8,624	1,280,578
Revolution Medicines, Inc.(a)	10,837	214,573
Roche Holding AG, Genusschein Shares	2,266	583,970
Rogers Corp.(a)	1,051	129,157
S&P Global, Inc.	3,797	1,326,330
Sage Therapeutics, Inc.(a)	1,614	30,230
Sandy Spring Bancorp, Inc.	12,327	252,087
Schnitzer Steel Industries, Inc., Class A	14,359	326,093
Shift4 Payments, Inc., Class A(a)	5,596	249,134
Simulations Plus, Inc.	4,381	154,518
SiTime Corp.(a)	2,653	264,769
Stanley Black & Decker, Inc.	5,554	472,368
TE Connectivity Ltd.	9,431	1,111,443
Teradata Corp.(a)	5,304	226,587
Tesla, Inc.(a)	4,915	987,129
Union Pacific Corp.	6,978	1,448,703
Utz Brands, Inc.	20,444	249,212
Vertex Pharmaceuticals, Inc.(a)	2,817	1,020,064
Virtu Financial, Inc. Class A	20,115	371,926
Voya Financial, Inc.	6,845	457,041
Walmart, Inc.	13,294	2,172,373
WillScot Mobile Mini Holdings Corp.(a)	13,975	550,755
Wingstop, Inc.	1,568	286,583
Zoetis, Inc.	9,021	1,416,297
Total		122,537,954
Total Common Stocks (Cost $182,569,853)		192,507,957

Exchange-Traded Equity Funds 2.1%
	Shares	Value ($)
United States 2.1%
iShares MSCI Canada ETF	156,328	4,961,851
Xtrackers Harvest CSI 300 China A-Shares ETF	69,345	1,726,690
Total		6,688,541
Total Exchange-Traded Equity Funds (Cost $6,034,161)		6,688,541

6	Columbia Global Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2023 (Unaudited)
Exchange-Traded Fixed Income Funds 2.0%
	Shares	Value ($)
United States 2.0%
SPDR Bloomberg Barclays Convertible Securities ETF	100,531	6,516,420
Total Exchange-Traded Fixed Income Funds (Cost $7,015,848)		6,516,420

Foreign Government Obligations(g),(h) 6.9%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Austria 0.2%
Republic of Austria Government Bond(b),(i)
02/20/2030	0.000%	EUR	664,000	575,783
Belgium 0.3%
Kingdom of Belgium Government Bond(b)
06/22/2031	1.000%	EUR	550,000	493,606
03/28/2035	5.000%	EUR	245,000	292,634
Total				786,240
China 2.9%
China Development Bank
06/18/2030	3.090%	CNY	17,000,000	2,361,344
07/18/2032	2.960%	CNY	2,300,000	316,694
China Government Bond
11/21/2029	3.130%	CNY	30,220,000	4,259,684
05/21/2030	2.680%	CNY	5,000,000	683,326
05/25/2033	2.670%	CNY	10,000,000	1,363,775
04/15/2053	3.190%	CNY	2,750,000	390,377
Total				9,375,200
France 0.2%
French Republic Government Bond OAT(b)
05/25/2045	3.250%	EUR	644,000	619,963
Indonesia 0.2%
Indonesia Treasury Bond
09/15/2030	7.000%	IDR	12,104,000,000	761,064
Japan 1.1%
Japan Government 20-Year Bond
09/20/2041	0.500%	JPY	64,000,000	351,385
Japan Government 30-Year Bond
03/20/2047	0.800%	JPY	363,100,000	1,954,270
06/20/2048	0.700%	JPY	161,650,000	834,566
09/20/2048	0.900%	JPY	78,600,000	424,765
Total				3,564,986
Mexico 0.2%
Mexico Government International Bond
05/29/2031	7.750%	MXN	12,500,000	603,686
Foreign Government Obligations(g),(h) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Netherlands 0.3%
Netherlands Government Bond(b),(i)
07/15/2031	0.000%	EUR	1,035,000	871,104
South Korea 1.0%
Korea Treasury Bond
06/10/2029	1.875%	KRW	1,709,000,000	1,126,632
06/10/2033	3.250%	KRW	3,000,000,000	2,063,223
Total				3,189,855
Spain 0.3%
Spain Government Bond(b)
04/30/2030	0.500%	EUR	736,000	645,236
07/30/2035	1.850%	EUR	406,000	344,297
Total				989,533
United Kingdom 0.2%
United Kingdom Gilt(b)
01/22/2044	3.250%	GBP	612,297	581,501
Total Foreign Government Obligations (Cost $26,706,531)				21,918,915

Inflation-Indexed Bonds(g) 0.9%

Italy 0.1%
Italy Buoni Poliennali Del Tesoro(b)
09/15/2035	2.350%	EUR	258,200	266,299
United States 0.8%
U.S. Treasury Inflation-Indexed Bond
07/15/2027	0.375%		917,493	848,577
01/15/2028	0.500%		2,057,489	1,887,948
Total				2,736,525
Total Inflation-Indexed Bonds (Cost $3,231,982)				3,002,824

Residential Mortgage-Backed Securities - Agency 6.0%

United States 6.0%
Government National Mortgage Association TBA(j)
11/20/2053	3.500%		3,700,000	3,153,287
11/20/2053	4.000%		2,280,000	2,003,995
Uniform Mortgage-Backed Security TBA(j)
11/15/2038	2.500%		2,000,000	1,742,422
11/15/2038 - 11/13/2053	3.000%		3,725,000	3,167,986
11/13/2053	3.500%		1,950,000	1,623,629
11/13/2053	4.000%		1,775,000	1,533,156
11/13/2053	4.500%		1,500,000	1,339,312

Columbia Global Opportunities Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/13/2053	5.000%	4,800,000	4,425,000
Total			18,988,787
Total Residential Mortgage-Backed Securities - Agency (Cost $19,229,147)			18,988,787

Rights(g) 0.0%
Issuer	Shares	Value ($)
Brazil 0.0%
Localiza Rent a Car SA(a)	315	342
Total Rights (g) (Cost $—)		342

Money Market Funds 24.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.630%(k),(l)	79,302,026	79,278,235
Total Money Market Funds (Cost $79,274,776)		79,278,235
Total Investments in Securities (Cost $324,062,298)		328,902,021
Other Assets & Liabilities, Net		(10,154,848)
Net Assets		$318,747,173

At October 31, 2023, securities and/or cash totaling $8,115,235 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
129,576 USD	3,000,000 CZK	Barclays	11/22/2023	—	(475)
9,410,435 USD	12,871,000 CAD	Citi	11/22/2023	—	(126,522)
228,239 USD	312,000 SGD	Citi	11/22/2023	—	(146)
295,613 USD	10,747,000 THB	Citi	11/22/2023	3,929	—
7,285,000 GBP	8,928,933 USD	Goldman Sachs International	11/22/2023	73,263	—
1,759,304 USD	2,430,000 CAD	Goldman Sachs International	11/22/2023	—	(6,533)
2,929,327 USD	2,390,000 GBP	Goldman Sachs International	11/22/2023	—	(24,035)
301,319 USD	1,435,000 MYR	Goldman Sachs International	11/22/2023	260	—
13,458,000 CNY	1,862,183 USD	HSBC	11/22/2023	3,850	—
6,395,956,000 IDR	403,276 USD	HSBC	11/22/2023	1,527	—
2,963,626,000 KRW	2,187,662 USD	HSBC	11/22/2023	—	(6,690)
18,405,000 TWD	569,462 USD	HSBC	11/22/2023	1,704	—
7,359,070 USD	53,184,000 CNY	HSBC	11/22/2023	—	(15,215)
205,846 USD	1,441,000 DKK	HSBC	11/22/2023	—	(1,340)
136,785 USD	555,000 ILS	HSBC	11/22/2023	641	—
11,802,918 USD	1,758,900,365 JPY	HSBC	11/22/2023	—	(159,666)
1,761,264 USD	3,025,000 NZD	HSBC	11/22/2023	1,202	—
4,235,390 USD	46,433,000 SEK	HSBC	11/22/2023	—	(72,155)
6,997,000 MXN	384,029 USD	JPMorgan	11/22/2023	—	(2,748)
2,072,000 CAD	1,531,743 USD	Morgan Stanley	11/09/2023	37,461	—
1,049,000 DKK	148,540 USD	Morgan Stanley	11/09/2023	—	(230)
1,031,000 EUR	1,086,911 USD	Morgan Stanley	11/09/2023	—	(4,317)
156,794,000 JPY	1,069,913 USD	Morgan Stanley	11/09/2023	34,261	—
1,757,812,000 KRW	1,327,302 USD	Morgan Stanley	11/09/2023	25,756	—
8,142,000 NOK	756,731 USD	Morgan Stanley	11/09/2023	27,713	—
163,000 NZD	96,745 USD	Morgan Stanley	11/09/2023	1,779	—
2,665,000 SEK	242,268 USD	Morgan Stanley	11/09/2023	3,451	—
9,607,000 SEK	857,982 USD	Morgan Stanley	11/09/2023	—	(2,923)
347,000 SGD	255,373 USD	Morgan Stanley	11/09/2023	1,847	—
2,042,000 SGD	1,488,307 USD	Morgan Stanley	11/09/2023	—	(3,620)
78,153,000 TWD	2,453,398 USD	Morgan Stanley	11/09/2023	43,403	—
820,715 USD	1,271,000 AUD	Morgan Stanley	11/09/2023	—	(14,260)
8	Columbia Global Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2023 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
144,766 USD	199,000 CAD	Morgan Stanley	11/09/2023	—	(1,251)
1,225,233 USD	1,089,000 CHF	Morgan Stanley	11/09/2023	—	(27,126)
1,225,228 USD	8,515,000 DKK	Morgan Stanley	11/09/2023	—	(17,620)
489,565 USD	465,000 EUR	Morgan Stanley	11/09/2023	2,599	—
3,880,635 USD	3,611,000 EUR	Morgan Stanley	11/09/2023	—	(58,690)
815,325 USD	656,000 GBP	Morgan Stanley	11/09/2023	—	(17,954)
447,283 USD	4,912,000 NOK	Morgan Stanley	11/09/2023	—	(7,473)
867,386 USD	1,469,000 NZD	Morgan Stanley	11/09/2023	—	(11,529)
2,373,361 USD	26,293,000 SEK	Morgan Stanley	11/09/2023	—	(17,184)
1,304,710 USD	1,785,000 SGD	Morgan Stanley	11/09/2023	—	(552)
2,613,182 EUR	2,791,895 USD	Morgan Stanley	11/22/2023	24,518	—
15,808,689 USD	14,796,754 EUR	Morgan Stanley	11/22/2023	—	(138,828)
188,142 USD	790,000 PLN	Morgan Stanley	11/22/2023	—	(633)
39,350,000 SEK	3,521,347 USD	UBS	11/22/2023	—	(6,818)
4,720,467 USD	7,435,000 AUD	UBS	11/22/2023	—	(803)
10,349,766 USD	17,691,000 NZD	UBS	11/22/2023	—	(42,399)
13,722,000 CHF	15,445,832 USD	Wells Fargo	11/22/2023	326,965	—
598,833 USD	532,000 CHF	Wells Fargo	11/22/2023	—	(12,676)
5,822,785 USD	64,465,803 NOK	Wells Fargo	11/22/2023	—	(48,253)
Total				616,129	(850,664)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	20	12/2023	JPY	287,840,000	—	(28,094)
Australian 10-Year Bond	155	12/2023	AUD	16,777,925	—	(657,182)
Canadian Government 10-Year Bond	56	12/2023	CAD	6,436,080	—	(156,514)
Euro-Bobl	14	12/2023	EUR	1,628,060	—	(6,798)
Euro-BTP	6	12/2023	EUR	661,320	—	(20,420)
Euro-Bund	9	12/2023	EUR	1,160,910	—	(18,590)
Euro-Buxl 30-Year	2	12/2023	EUR	240,840	—	(18,912)
Euro-OAT	15	12/2023	EUR	1,849,350	—	(38,872)
Japanese 10-Year Government Bond	7	12/2023	JPY	1,006,250,000	—	(107,366)
Long Gilt	63	12/2023	GBP	5,869,080	—	(101,517)
TOPIX Index	101	12/2023	JPY	2,276,540,000	—	(719,434)
U.S. Long Bond	45	12/2023	USD	4,924,688	—	(486,931)
U.S. Treasury 10-Year Note	233	12/2023	USD	24,738,047	—	(926,741)
U.S. Treasury 5-Year Note	64	12/2023	USD	6,686,500	—	(130,515)
U.S. Treasury Ultra 10-Year Note	64	12/2023	USD	6,965,000	—	(388,346)
U.S. Treasury Ultra Bond	48	12/2023	USD	5,403,000	—	(735,096)
Total					—	(4,541,328)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro STOXX 50 Index	(155)	12/2023	EUR	(6,308,500)	345,198	—
MSCI EAFE Index	(34)	12/2023	USD	(3,355,970)	238,763	—
Russell 2000 Index E-mini	(225)	12/2023	USD	(18,769,500)	2,293,317	—
S&P 500 Index E-mini	(25)	12/2023	USD	(5,265,313)	373,750	—
S&P/TSX 60 Index	(59)	12/2023	CAD	(13,393,000)	512,740	—
SPI 200 Index	(147)	12/2023	AUD	(24,927,525)	630,162	—
Total					4,393,930	—

Columbia Global Opportunities Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2023 (Unaudited)
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 40	Morgan Stanley	12/20/2028	1.000	Quarterly	2.278	USD	4,000,000	(26,999)	—	—	—	(26,999)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	1.000	Quarterly	0.789	USD	13,275,000	(47,272)	—	—	—	(47,272)
Markit iTraxx Europe Main Index, Series 40	Morgan Stanley	12/20/2028	1.000	Quarterly	0.857	EUR	9,550,000	(38,862)	—	—	—	(38,862)
Total								(113,133)	—	—	—	(113,133)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2023, the total value of these securities amounted to $4,959,783, which represents 1.56% of total net assets.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2023, the total value of these securities amounted to $186,182, which represents 0.06% of total net assets.
(d)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At October 31, 2023, the total market value of these securities amounted to $186,182, which represents 0.06% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Ascent Resources, Class B	02/20/2014-03/01/2016	195,286	8,147	43,744
Detsky Mir PJSC	02/08/2017-09/21/2020	290,936	422,857	—
Fix Price Group PLC, GDR	03/05/2021-03/08/2021	95,918	935,775	142,438
Lukoil PJSC	01/25/2022-01/26/2022	2,750	225,708	—
			1,592,487	186,182

(e)	Valuation based on significant unobservable inputs.
(f)	As a result of sanctions and restricted cross-border payments, certain income and/or principal has not been recognized by the Fund. The Fund will continue to monitor the net realizable value and record the income when it is considered collectible.
(g)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	Zero coupon bond.
(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at October 31, 2023.
10	Columbia Global Opportunities Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Global Opportunities Fund, October 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.630%
	76,294,419	64,198,561	(61,223,275)	8,530	79,278,235	—	(466)	1,056,646	79,302,026
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Global Opportunities Fund | First Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT156_07_N01_(12/23)